Investment in joint ventures and associates_Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Orient Shipyard Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	464,812	464,812
Ownership	21.40%	21.40%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Saenuel Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		3,531
Ownership		37.40%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
E mirae Tech Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		7,837
Ownership		41.80%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Jehin Trading Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		83,056
Ownership		27.70%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
The Season Company Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		18,283
Ownership		30.30%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent		Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Yuil PESC Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	8,642	8,642
Ownership	24.00%	24.00%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
CL Tech Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned	13,759	13,759
Ownership	38.60%	38.60%
Description of reasons why presumption investor has significant influence is overcome when its interest in investee is more than twenty percent	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.